NOTES PAYABLE - RELATED PARTIES Senior Convertible Notes & Secured Convertible Promissory Notes (Details) - USD ($)						12 Months Ended
	Jun. 29, 2021	Jan. 04, 2021	Jan. 01, 2021	Jan. 08, 2020	Oct. 07, 2019	Dec. 31, 2022	Dec. 31, 2018	Jun. 30, 2021	Feb. 28, 2021
NOTES PAYABLE - RELATED PARTIES
Aggregate value of note converted into equity			$ 2,000,000
Loss on extinguishment of debt						$ (489,647)
Magu Farm Convertible Notes | Secured Convertible Promissory Notes
NOTES PAYABLE - RELATED PARTIES
Aggregate value of note converted into equity					$ 8,000,000
GH Group | Senior Convertible Notes
NOTES PAYABLE - RELATED PARTIES
Private placement amount approved by BOD		$ 22,599,844		$ 17,500,000
Discount percentage of QEF that triggers conversion	80.00%
Valuation cap to trigger conversion	$ 250,000,000
Cash interest rate paid quarterly	4.00%
Accrued interest rate	4.30%
GH Group | Preferred Shares | Secured Convertible Promissory Notes
NOTES PAYABLE - RELATED PARTIES
Debt issued								$ 12,530,963	$ 2,000,000
Preferred Stock, Dividend Rate, Percentage, Increase						5.00%
Stated interest rate								15.00%	15.00%
Magu Farm LLC | Secured Convertible Promissory Notes
NOTES PAYABLE - RELATED PARTIES
Aggregate value of note converted into equity							$ 9,925,000